Reportable Business Segment Information (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of PPG operating segments	12
Number of PPG reportable business segments, based on economic similarities, the nature of their products, production processes, end-use markets and methods of distribution	5
Essilor International
Segment Reporting Information [Line Items]
PPG percent ownership interest	51.00%
Pittsburgh Glass Works LLC
Segment Reporting Information [Line Items]
PPG percent ownership interest	40.00%	40.00%	40.00%
Costs related to the pension and other postemployment benefit liabilities of the divested business retained by PPG	$ 35	$ 35	$ 30